Other Current and Long-Term Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2020	2019
Liabilities for tax other than income tax	$1,038	$583
Social securities liabilities	184	256
Accrued financial interest	413	149
Other liabilities	388	391

Total other current liabilities	$2,023	$1,379

Other current liabilities consisted of the following (in thousands):

	As of December 31,
	2019	2018
Liabilities for tax other than income tax	$583	$589
Social securities liabilities	256	180
Income tax liabilities	—	43
Derivative contract liabilities	—	18
Other liabilities	390	179

Total other current liabilities	$1,229	$1,009

Schedule of Other Long-term Liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2020	2019
Payable to supplier (1)	$2,700	$2,700
Long-term performance bonuses	1,433	—
Derivative contract liabilities	73	80
Other long-term liabilities	393	375

Total other long-term liabilities	$4,599	$3,155

(1)	This obligation was settled by issuance of a note payable on May 1, 2020, when the settlement agreement with the supplier was executed. Refer to Note 19 – Subsequent events – for further details.

Long-term liabilities consisted of the following (in thousands):

	As of December 31,
	2019	2018
Long-term trade payable (see Note 27)	$2,700	$—
Derivative contract liabilities	80	106
Other long-term liabilities	375	185

Total other long-term liabilities	$3,155	$291